FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Schedule of fair value measured on recurring basis

	September 30, 2012
Measured at Fair Value on a Recurring Basis	Fair Value Measurements Using
(in thousands)	Total	Level 1	Level 2	Level 3
State, county and municipals	$33,619	$—	$32,644	$975
Mortgage-backed securities	18,363	—	18,363	—
U.S. Government sponsored enterprises	2,503	—	2,503	—
Equity securities	2,590	2,590	—	—
Securities available-for-sale	$57,075	$2,590	$53,510	$975

	December 31, 2011
	Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
State, county and municipals	$31,848	$—	$30,873	$975
Mortgage-backed securities	18,484	—	18,484	—
U.S. Government sponsored enterprises	5,020	—	5,020	—
Equity securities	1,407	1,407	—	—
Securities available-for-sale	$56,759	$1,407	$54,377	$975

	Securities Available for Sale
Level 3 Fair Value Measurements:	Nine Months Ended September 30, 2012	Year Ended December 31, 2012
(in thousands)
Balance at beginning of year	$975	$1,050
Purchases/(sales)/(settlements), net	—	(75)
Net change in gain/(loss), realized and unrealized	—	—
Transfers in/(out) of Level 3	—	—
Balance at end of period	$975	$975

Schedule of fair value measured on nonrecurring basis

Measured at Fair Value on a Nonrecurring Basis		Fair Value Measurements Using
(in thousands)	September 30, 2012	Level 1	Level 2	Level 3
Collateral-dependent impaired loans	$15,152	$—	$15,152	$—
Other real estate owned	617	—	617	—

		Fair Value Measurements Using
	December 31, 2011	Level 1	Level 2	Level 3
Collateral-dependent impaired loans	$8,878	$—	$8,878	$—
Other real estate owned	641	—	641	—

Schedule of estimated fair values of financial instruments

	September 30, 2012
			Fair Value Measurements Using
(in thousands)	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$27,552	$27,552	$27,552	$—	$—
Securities available for sale	57,075	57,075	2,590	53,510	975
Other investments	5,221	5,221	—	—	5,221
Loans held for sale	3,484	3,484	—	—	3,484
Loans, net	539,217	543,263	—	15,152	528,111
Bank owned life insurance	18,509	18,509	—	18,509	—

Financial liabilities:
Deposits	$554,858	$556,741	$—	$—	$556,741
Short-term borrowings	4,313	4,313	—	4,313	—
Notes payable	35,212	35,994	—	35,994	—
Junior subordinated debentures	6,186	6,186	—	—	6,186

	December 31, 2011
	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$92,129	$92,129
Certificates of deposits in other banks	248	248
Securities available for sale	56,759	56,759
Other investments	5,211	5,211
Loans held for sale	11,373	11,373
Loans, net	466,589	469,734
Bank owned life insurance	14,237	14,237

Financial liabilities:
Deposits	$551,536	$553,761
Short-term borrowings	4,132	4,132
Notes payable	35,374	36,557
Junior subordinated debentures	6,186	6,186